Pension Plan (Schedule of Fair Market Values) (Details) (Pension Benefits [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset allocations:
Fair value of plan assets	$ 2,546	$ 2,342	$ 2,424
Equity Securities [Member]
Asset allocations:
Fair value of plan assets	1,451	1,359
Fixed Income Securities [Member]
Asset allocations:
Fair value of plan assets	764	795
Real Estate [Member]
Asset allocations:
Fair value of plan assets	229	141
Other [Member]
Asset allocations:
Fair value of plan assets	$ 102	$ 47